Acquisitions - TransFirst - Acquisition Costs and Actual Operating Results since Acquisition (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Bridge term loan facility | Interest expense
Acquisitions
Costs related to facility	$ 9.8
TransFirst
Acquisitions
Revenue since acquisition date	1,300.0
Operating income since acquisition date	30.0
TransFirst | Selling, general and administrative expenses
Acquisitions
Acquisition-related costs	$ 32.3